Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	SOLIGENIX, INC.
Entity Central Index Key	0000812796
Amendment Flag	false
Trading Symbol	SNGX
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Entity Filer Category	Smaller Reporting Company